Lease and Commitments - Schedule of Future Lease Payments (Details)	Sep. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Present value of future base rent lease payments	$ 170,896
Base rent payments included in prepaid expenses
Present value of future base rent lease payments - net	$ 170,896